Summary Prospectus
January 31, 2024

Disclosure contained herein relates to all classes of the Fund, as listed below, unless otherwise noted.
Share Class | Ticker	A | FDBAX	C | FDBCX	F | ISHIX
	Institutional | FDBIX	R6 | FDBLX

Federated Hermes Corporate Bond Fund

A Portfolio of Federated Hermes Investment Series Funds, Inc.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedHermes.com/us/FundInformation. You can also get this information at no cost by calling 1-800-341-7400, by sending an email request via Contact Us on FederatedHermes.com/us, or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund’s Prospectus and Statement of Additional Information, both dated January 31, 2024, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing in a professionally managed, diversified portfolio of fixed-income securities.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Fund Summary Information
Federated Hermes Corporate Bond Fund (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares (A), Class C Shares (C), Class F Shares (F), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 and $1,000,000 in certain classes (e.g., A class and F class, respectively) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.
Shareholder Fees (fees paid directly from your investment)
	A	C	F	IS	R6
Maximum Sales Charge	4.50%	1.00%	2.00%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	C	F	IS	R6
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fee	0.00%[1]	0.75%	None	None	None
Other Expenses	0.50%	0.48%	0.48%	0.25%	0.15%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.74%	0.99%	0.76%	0.66%
Fee Waivers and/or Expense Reimbursements[2]	(0.15)%	(0.04)%	(0.13)%	(0.15)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.86%	1.70%	0.86%	0.61%	0.59%
1

 The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Directors (the “Directors”).
2
 The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A, C, F, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.85%, 1.69%, 0.85%, 0.60% and 0.58% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$548	$757	$983	$1,631
Expenses assuming no redemption	$548	$757	$983	$1,631
C:
Expenses assuming redemption	$277	$548	$944	$1,859
Expenses assuming no redemption	$177	$548	$944	$1,859
F:
Expenses assuming redemption	$300	$512	$642	$1,301
Expenses assuming no redemption	$200	$412	$642	$1,301
IS:
Expenses assuming redemption	$78	$243	$422	$942
Expenses assuming no redemption	$78	$243	$422	$942
R6:
Expenses assuming redemption	$67	$211	$368	$822
Expenses assuming no redemption	$67	$211	$368	$822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE
What are the Fund’s Main Investment Strategies?
Under normal market conditions, the Fund invests primarily in a diversified portfolio of investment-grade corporate debt securities. The Fund may also invest in other fixed-income securities and derivative contracts and/or hybrid instruments to implement its investment strategy. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest up to 35% of its assets in fixed-income securities rated below investment grade. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in derivative contracts or hybrid contracts (such as, for example, futures contracts, options contracts and swap contracts) to implement its investment strategy as more fully described herein. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government.
When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (“Underlying Funds”). At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio.
The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in corporate fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in corporate fixed-income investments.

What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
◾ Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
◾ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
◾ Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
◾ Call Risk. An issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price.
◾ Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
◾ Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.
◾ Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal.
◾ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects. Among other investments, lower-grade bonds may be particularly sensitive to changes in the economy.
◾ Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

◾ Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as interest rate, credit, liquidity and leverage risks.
◾ Risk of Loss after Redemption. The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that own those instruments, is advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares.
◾ Asset-Backed Securities (ABS) Risk. The value of asset-backed securities (ABS) may be affected by certain factors such as interest rate risk, credit risk, prepayment risk and the availability of information concerning the pool of underlying assets and its structure. Under certain market conditions, ABS may be less liquid and may be difficult to value. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of ABS. ABS can also be subject to the risk of default on the underlying assets.
◾ Risk of Investing in Loans. In addition to the risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivatives risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate.
◾ Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. Loan instruments may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Thus, transactions in loan instruments may take longer than seven days to settle. This could pose a liquidity risk to the Fund and, if the Fund’s exposure to such investments is substantial, could impair the Fund’s ability to meet shareholder redemptions in a timely manner.
◾ Underlying Fund Risk. The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of Underlying Funds to achieve their respective investment objectives. The Fund bears Underlying Fund fees and expenses indirectly.
◾ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 9.22% (quarter ended June 30, 2020). Its lowest quarterly return was (7.13)% (quarter ended June 30, 2022).

Average Annual Total Return Table
The Fund’s R6 class commenced operations on September 30, 2016. For the period prior to the commencement of operations of the R6 class, the performance information shown below is for the A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the R6 class since the R6 class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to reflect the absence of sales charges and adjusted to remove any voluntary waiver of Fund expenses related to the A class that may have occurred during the period prior to the commencement of operations of the R6 class.
In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for C, F, IS and R6 classes will differ from those shown for A class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
(For the Period Ended December 31, 2023)
Share Class	1 Year	5 Years	10 Years
A:
Return Before Taxes	2.91%	1.71%	2.38%
Return After Taxes on Distributions	1.42%	0.28%	0.75%
Return After Taxes on Distributions and Sale of Fund Shares	1.68%	0.71%	1.10%
C:
Return Before Taxes	5.85%	1.82%	2.17%
F:
Return Before Taxes	5.67%	2.42%	2.73%
IS:
Return Before Taxes	7.93%	2.91%	3.08%
R6:
Return Before Taxes	7.94%	2.90%	3.04%
Bloomberg US Credit Index[1] (reflects no deduction for fees, expenses or taxes)	8.18%	2.45%	2.83%
Blended Index[2] (reflects no deduction for fees, expenses or taxes)	9.49%	3.20%	3.30%
Lipper Corporate Debt Funds BBB-Rated Average[3]	7.84%	2.25%	2.61%
1
 The Bloomberg US Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

2
 The Blended Index is a custom blended index comprised of 75% of the Bloomberg US Credit Index and 25% of the Bloomberg US Corporate High Yield 2% Issuer Capped Index. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
3
 Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.
FUND MANAGEMENT
The Fund’s Investment Adviser is Federated Investment Management Company.
Brian S. Ruffner, Senior Portfolio Manager, has been the Fund’s portfolio manager since March of 2013.
Bryan J. Dingle, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since January of 2018.
purchase and sale of fund shares
You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange is open. Shares may be purchased through a financial intermediary firm that has entered into a Fund selling and/or servicing agreement with the Distributor or an affiliate (“Financial Intermediary”) or directly from the Fund, by wire or by check. Please note that certain purchase restrictions may apply. Redeem or exchange Shares through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.
A, C & F Classes
The minimum investment amount for the Fund’s A, C and F classes is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts for Individual Retirement Accounts are generally $250 and $100, respectively. There is no minimum initial or subsequent investment amount for employer-sponsored retirement plans. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
IS Class
The minimum initial investment amount for the Fund’s IS class is generally $1,000,000 and there is no minimum subsequent investment amount. Certain types of accounts are eligible for lower minimum investments. The minimum investment amount for Systematic Investment Programs is $50.
R6 Class
There are no minimum initial or subsequent investment amounts required. The minimum investment amount for Systematic Investment Programs is $50.

Tax Information
The Fund’s distributions are taxable as ordinary income or capital gains except when your investment is through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
A, C, F & IS Classes
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
R6 Class
Class R6 Shares do not make any payments to financial intermediaries, either from Fund assets or from the investment adviser and its affiliates.

Federated Hermes Corporate Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Investment Company Act File No. 811-58429
CUSIP 31420F103
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
CUSIP 31420F608
Q450341 (1/24)
© 2024 Federated Hermes, Inc.